Prepaid expenses	12 Months Ended
Dec. 31, 2023
Prepaid expenses
Prepaid expenses
14 Prepaid expenses
As of December 31, 2023, prepaid expenses were comprised of prepaid server hosting fees and software licenses of USD 5,155 thousand (2022: USD 14,421 thousand), prepaid rent of USD 2,550 thousand (2022: USD 3,015 thousand), prepaid insurance of USD 1,064 thousand (2022: USD 1,627 thousand) and advance payments to the Group’s partners for online payment services amounting to USD 364 thousand (2022: USD 1,155 thousand). The remaining amount of USD 337 thousand (2022: USD 1,116 thousand) relates to other goods and services, namely travel and entertainment and professional fees.